Share-based payments - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Apr. 02, 2023 shares	Apr. 03, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	4,608,777	4,055,199	2,722,690
Weighted average remaining life in years, options outstanding	7 years
Number of options exercisable (in shares)	2,126,205
Weighted average remaining life in years, options exercisable	5 years 3 months 18 days
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 0.02
Number of options outstanding (in shares)	15,434
Weighted average remaining life in years, options outstanding	0 years
Number of options exercisable (in shares)	15,434
Weighted average remaining life in years, options exercisable	0 years
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 1.79
Number of options outstanding (in shares)	44,307
Weighted average remaining life in years, options outstanding	9 months 18 days
Number of options exercisable (in shares)	44,307
Weighted average remaining life in years, options exercisable	9 months 18 days
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 8.94
Number of options outstanding (in shares)	122,221
Weighted average remaining life in years, options outstanding	2 years 9 months 18 days
Number of options exercisable (in shares)	122,221
Weighted average remaining life in years, options exercisable	2 years 9 months 18 days
$14.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 14.29
Number of options outstanding (in shares)	2,565
Weighted average remaining life in years, options outstanding	9 years 7 months 6 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$16.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 16.21
Number of options outstanding (in shares)	519,884
Weighted average remaining life in years, options outstanding	9 years 10 months 24 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$22.24
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 22.24
Number of options outstanding (in shares)	611,798
Weighted average remaining life in years, options outstanding	9 years 1 month 6 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.64
Number of options outstanding (in shares)	42,576
Weighted average remaining life in years, options outstanding	3 years 4 months 24 days
Number of options exercisable (in shares)	42,576
Weighted average remaining life in years, options exercisable	3 years 4 months 24 days
$23.77
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.77
Number of options outstanding (in shares)	12,285
Weighted average remaining life in years, options outstanding	8 years 2 months 12 days
Number of options exercisable (in shares)	3,072
Weighted average remaining life in years, options exercisable	8 years 2 months 12 days
$24.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 24.64
Number of options outstanding (in shares)	1,169,619
Weighted average remaining life in years, options outstanding	7 years 10 months 24 days
Number of options exercisable (in shares)	322,809
Weighted average remaining life in years, options exercisable	7 years 2 months 12 days
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 30.73
Number of options outstanding (in shares)	48,730
Weighted average remaining life in years, options outstanding	3 years
Number of options exercisable (in shares)	48,730
Weighted average remaining life in years, options exercisable	3 years
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 31.79
Number of options outstanding (in shares)	35,622
Weighted average remaining life in years, options outstanding	3 years 7 months 6 days
Number of options exercisable (in shares)	35,622
Weighted average remaining life in years, options exercisable	3 years 7 months 6 days
$33.97
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 33.97
Number of options outstanding (in shares)	635,096
Weighted average remaining life in years, options outstanding	5 years 9 months 18 days
Number of options exercisable (in shares)	462,427
Weighted average remaining life in years, options exercisable	5 years 7 months 6 days
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 45.34
Number of options outstanding (in shares)	33,708
Weighted average remaining life in years, options outstanding	4 years
Number of options exercisable (in shares)	33,708
Weighted average remaining life in years, options exercisable	4 years
$48.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.93
Number of options outstanding (in shares)	541,197
Weighted average remaining life in years, options outstanding	6 years 10 months 24 days
Number of options exercisable (in shares)	284,064
Weighted average remaining life in years, options exercisable	6 years 7 months 6 days
$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 50.00
Number of options outstanding (in shares)	250,000
Weighted average remaining life in years, options outstanding	6 years 2 months 12 days
Number of options exercisable (in shares)	187,500
Weighted average remaining life in years, options exercisable	6 years 2 months 12 days
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 63.03
Number of options outstanding (in shares)	359,157
Weighted average remaining life in years, options outstanding	4 years 9 months 18 days
Number of options exercisable (in shares)	359,157
Weighted average remaining life in years, options exercisable	4 years 9 months 18 days
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 83.53
Number of options outstanding (in shares)	164,578
Weighted average remaining life in years, options outstanding	3 years 9 months 18 days
Number of options exercisable (in shares)	164,578
Weighted average remaining life in years, options exercisable	3 years 9 months 18 days